Notional and Fair Value Amounts of Derivative Instruments Outstanding (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2015	Mar. 31, 2014
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,265,644	¥ 1,099,907
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,115,149	971,939
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	142,428	119,864
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	2,767	2,979
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	4,967	4,662
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	333	463
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	3	1
Fair value of derivative payables	[2]	25	2
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	3
Fair value of derivative payables	[2]	3	2
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		1
Fair value of derivative payables	[2]	22
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	13,491	10,686
Fair value of derivative payables	[2]	13,246	10,473
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	9,612	8,064
Fair value of derivative payables	[2]	9,374	7,895
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	3,602	2,354
Fair value of derivative payables	[2]	3,604	2,349
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	197	196
Fair value of derivative payables	[2]	199	178
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	42	49
Fair value of derivative payables	[2]	36	34
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	38	23
Fair value of derivative payables	[2]	¥ 33	¥ 17

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.